Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Earnings Per Share

24. Earnings Per Share

        As of December 31, 2013, 2014 and 2015, there is nil employee stock options or non-vested ordinary shares which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive. The effect of the convertible senior notes has been excluded from the computation of diluted earnings per share for the years ended December 31, 2014 and 2015 as the effect would be anti-dilutive.

        Basic net earnings per share is based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested shares and exercise of share options, and conversion of the convertible senior notes during each period.

        As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

        Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2013, 2014 and 2015 as follows:

	Year ended December 31,
	2013	2014	2015
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited's ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	321,220	841,286	1,589,665

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	108,962,637	113,310,682	115,736,092

Basic earnings per Class A and Class B ordinary shares	2.95	7.42	13.74

        Diluted earnings per share for the years ended December 31, 2013, 2014 and 2015 are calculated as follows:

	Year ended December 31,
	2013	2014	2015
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	321,220	841,286	1,589,665

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	108,962,637	113,310,682	115,736,092
Dilutive employee share options and non-vested ordinary shares	6,532,536	6,916,902	4,431,971

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	115,495,173	120,227,584	120,168,063

Diluted earnings per Class A and Class B ordinary shares	2.78	7.00	13.23

        The Company granted a number of share options and non-vested ordinary shares to certain executive officers and employees during 2013, 2014 and 2015 (refer to Note 27 (a) & (b)), these non-vested shares are not included in the computation of basic earnings per share. Such shares are considered contingently returnable shares because in the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.